RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Schedule of Detailed Information About Currency Risk	Such balances included the following:

	As of December 31, 2025	As of December 31, 2024
USD-denominated net liabilities(1)	(68,562)	(26,882)
GBP-denominated net assets	3,055	5,343
(1) The balances do not include the effect of the cash flow hedge.

Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR by 10% would result on average in the following gains or losses to the Group’s net (loss) income:

	Year ended December 31,
	2025	2024
USD	6,928	2,610
GBP	(406)	519

Schedule of Amounts Related to Cash Flow Hedge
The amounts relating to the CCRIS designated as a cash flow hedge as of December 31, 2025 were as follows:

	As of December 31, 2025
	Nominal amount	Carrying Amount of Asset (Liability)	Line item in the Statement of Financial Position where the hedging instrument is included
CCIRS	75,000	(2,075)	Derivative Financial Instrument

	Year Ended December 31,
	2025	2024
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	(2,010)	—
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,146	—

Schedule of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As at December 31,
	2025	2024
Trade and other receivables (excluding prepayments and deferred cost)	23,533	19,429
Cash and cash equivalents	15,814	13,729
	39,347	33,158

Schedule of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As at December 31,
	2025	2024
1-30 days past due	4,896	3,985
31-60 days past due	2,906	1,610
61-90 days past due	1,212	751
More than 90 days past due	992	737
	10,006	7,083

Schedule of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Year Ended December 31,
	2025	2024
Balance at the beginning of the period	1,664	1,757
Movements in credit loss allowance	221	378
Write-offs	(297)	(356)
Translation effect	228	(115)
Balance at the end of the period	1,816	1,664

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Trade and other payables due in less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of December 31, 2025
Non-derivative financial instruments
Deferred consideration(1)	5,005	38,299	—	43,304
Contingent consideration(2)	—	—	149	149
Borrowings and interest(3)	19,629	18,842	102,730	141,201
Lease liability	1,494	1,428	2,573	5,495
Trade and other payables(4)	9,902	1,120	—	11,022
Total	36,030	59,689	105,452	201,171
Derivative financial instrument
Cross-currency interest rate swap used for hedging:
Outflow	14,566	14,035	46,047	74,648
Inflow	(15,208)	(14,421)	(44,469)	(74,098)
Total	(642)	(386)	1,578	550
As of December 31, 2024
Non-derivative financial instruments
Deferred consideration(1)	11,487	—	—	11,487
Borrowings and interest(3)	5,165	4,804	16,612	26,581
Lease liability	1,213	1,188	3,571	5,972
Trade and other payables(4)	5,028	—	—	5,028
Total	22,893	5,992	20,183	49,068

(1) See Note 16 for settlement of the deferred consideration.
(2) See Note 5 for settlement of the contingent consideration.
(3) The amounts above include contractual interest obligations for floating rate borrowings as at the end of each period based on the amortization schedule for such borrowings and the interest rate for the period.
(4) The amounts above include trade payables, accrued bonuses related to acquisition, accrued general expenses and other financial liabilities.